FINANCING AND LOANS - Subsidiary wise composition of loans and financing (Details) - BRL (R$) R$ in Thousands						6 Months Ended	7 Months Ended	12 Months Ended
	Jul. 06, 2018	Oct. 16, 2017	Mar. 08, 2017	Jan. 24, 2017	Jun. 28, 2013	Sep. 15, 2017	Feb. 15, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 12, 2017	Nov. 30, 2016	Mar. 21, 2016
FINANCING AND LOANS
Value of Financing								R$ 59,747,103	R$ 51,269,042
Interest (as a percent)								6.40%	7.94%
Total value of promissory notes liquidated								R$ 6,374,321	R$ 5,493,574	R$ 4,377,984
Caixa Economica Federal
FINANCING AND LOANS
Interest (as a percent)								7.65%	8.82%
BNDES
FINANCING AND LOANS
Interest (as a percent)								9.25%	9.50%
FIDC
FINANCING AND LOANS
Interest (as a percent)								20.00%
Global Reversion Reserve (RGR)
FINANCING AND LOANS
Interest (as a percent)								5.00%	9.40%
Eletronuclear | Caixa Economica Federal
FINANCING AND LOANS
Value of Financing					R$ 3,800,000								R$ 478,000
Term of the agreement					25 years
Interest (as a percent)					6.50%
Eletronuclear | BNDES
FINANCING AND LOANS
Payment of interest suspended (as a percent)						70.00%	70.00%
Interest settled financially, (as a percent)							30.00%
Percentage of commission incorporated into debt as percent to total			0.50%
The percentage of charges of Subcredits paid (as a percent)		100.00%
Eletronuclear | CEF
FINANCING AND LOANS
Total value of promissory notes liquidated	R$ 24,700
FURNAS
FINANCING AND LOANS
Principal and charges renegotiated												R$ 194,950
FURNAS | Caixa Economica Federal
FINANCING AND LOANS
Value of Financing										1,130,000
FURNAS | BNDES
FINANCING AND LOANS
Value of Financing										232,799
FURNAS | Santander
FINANCING AND LOANS
Value of Financing										150,000
FURNAS | BBM
FINANCING AND LOANS
Value of Financing										100,000
FURNAS | Credit Assignment - Santander
FINANCING AND LOANS
Increase in debt from readjustment of consumer price index										19,303
FURNAS | State Grid
FINANCING AND LOANS
Value of Financing										158,872
Transenergia Goias S.A. | BBM
FINANCING AND LOANS
Value of Financing										R$ 11,000
Eletronorte | Caixa Economica Federal
FINANCING AND LOANS
Value of Financing											R$ 500,000
ELETROSUL | FIDC
FINANCING AND LOANS
Value of Financing				R$ 690,000
Amortization period				60 months
Grace period for the principal debt				24 years
ELETROSUL | Commercial promissory notes
FINANCING AND LOANS
Total value of promissory notes liquidated				R$ 289,751